Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 29, 2021 USD ($)	Aug. 06, 2021 USD ($)	Mar. 12, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial assets and liabilities
Amount drawn	$ 2,927					$ 2,835
Available liquidity	325
Deferred debt issue costs	(40)					0
Net borrowings	2,887					2,835
Cash and cash equivalents	(463)					(257)	$ (284)	$ (148)
Net debt	2,424					2,578	$ 2,496
Total Available Liquidity	788					257
2.000% Senior Secured Notes due 2028
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 450
Amount drawn	$ 510	€ 450
Stated interest rate	2.00%	2.00%			2.00%
3.250% Senior Secured Notes due 2028
Financial assets and liabilities
Maximum amount drawable - Notes	$ 600
Amount drawn	$ 600
Stated interest rate	3.25%	3.25%			3.25%
3.000% Senior Secured Notes due 2029
Financial assets and liabilities
Maximum amount drawable - Notes | €		€ 500
Amount drawn	$ 566	€ 500
Stated interest rate	3.00%	3.00%			3.00%
4.000% Senior Secured Notes due 2029
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,050
Amount drawn	$ 1,050
Stated interest rate	4.00%	4.00%			4.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable	$ 325		$ 325	$ 300
Available liquidity	325
Related party borrowings
Financial assets and liabilities
Amount drawn						2,690
Lease obligations
Financial assets and liabilities
Amount drawn	182					136
Other borrowings
Financial assets and liabilities
Amount drawn	$ 19					$ 9